Subsequent Events (Detail)			1 Months Ended	3 Months Ended		9 Months Ended
	Jan. 15, 2017	Jan. 12, 2017 Employee	Jan. 31, 2017 USD ($) Employee	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Workforce reduction, positions | Employee		25	25
Workforce reduction, remaining positions | Employee		5	5
Restructuring, expected cost			$ 3,000,000
Employee stock-based compensation expense				$ 2,697,000	$ 707,000
Employee Severance
Subsequent Event [Line Items]
Vesting percentage	100.00%		100.00%
Employee stock-based compensation expense				$ 2,300,000
Scenario, Forecast
Subsequent Event [Line Items]
Contingent merger agreement termination fee						$ 2,500,000
Maximum contingent reimbursement of merger related costs						$ 1,000,000
Scenario, Forecast | Nivalis Therapeutics, Inc.
Subsequent Event [Line Items]
Expected ownerhip percentage immediately following merger consummation						26.00%
Scenario, Forecast | Alpine Immune Sciences, Inc.
Subsequent Event [Line Items]
Expected ownerhip percentage immediately following merger consummation						74.00%
Contingent issuance of capital stock prior to merger consummation						$ 17,000,000